Credit Quality of Financing Receivables and the Allowance for Credit Losses	6 Months Ended
Sep. 30, 2017
Credit Quality of Financing Receivables and the Allowance for Credit Losses

5. Credit Quality of Financing Receivables and the Allowance for Credit Losses

The Company and its subsidiaries provide the following information disaggregated by portfolio segment and class of financing receivable.

Allowance for credit losses—by portfolio segment

Credit quality of financing receivables—by class

•	Impaired loans

•	Credit quality indicators

•	Non-accrual and past-due financing receivables

Information about troubled debt restructurings—by class

A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans and direct financing leases. Classes of financing receivables are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk, and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financing receivables. Classes of financing receivables generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.

The following table provides information about the allowance for credit losses as of March 31, 2017, for the six and three months ended September 30, 2016 and 2017:

	Six months ended September 30, 2016
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1	Direct financing leases	Total
Allowance for credit losses :
Beginning balance	¥13,267	¥1,800	¥23,391	¥8,233	¥13,380	¥60,071
Provision (reversal)	5,275	261	1,186	(739)	760	6,743
Charge-offs	(3,326)	(2)	(2,690)	(510)	(1,798)	(8,326)
Recoveries	238	0	145	220	11	614
Other *2	265	(181)	(2,702)	(94)	(602)	(3,314)

Ending balance	¥15,719	¥1,878	¥19,330	¥7,110	¥11,751	¥55,788

Individually evaluated for impairment	2,927	1,325	10,035	5,123	0	19,410
Not individually evaluated for impairment	12,792	553	9,295	1,987	11,751	36,378

Financing receivables :
Ending balance	¥1,540,255	¥74,008	¥973,953	¥26,466	¥1,154,239	¥3,768,921

Individually evaluated for impairment	14,942	5,399	31,578	9,291	0	61,210
Not individually evaluated for impairment	1,525,313	68,609	942,375	17,175	1,154,239	3,707,711

	Three months ended September 30, 2016
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1	Direct financing leases	Total
Allowance for credit losses :
Beginning balance	¥14,690	¥1,722	¥21,706	¥7,703	¥12,686	¥58,507
Provision (reversal)	2,639	187	1,236	(423)	410	4,049
Charge-offs	(1,886)	(1)	(2,030)	(186)	(1,295)	(5,398)
Recoveries	79	0	79	17	0	175
Other *2	197	(30)	(1,661)	(1)	(50)	(1,545)

Ending balance	¥15,719	¥1,878	¥19,330	¥7,110	¥11,751	¥55,788

	March 31, 2017
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1	Direct financing leases	Total
Allowance for credit losses :
Ending balance	¥18,599	¥2,951	¥21,079	¥6,061	¥10,537	¥59,227

Individually evaluated for impairment	2,927	2,114	10,565	4,462	0	20,068
Not individually evaluated for impairment	15,672	837	10,514	1,599	10,537	39,159

Financing receivables :
Ending balance	¥1,616,009	¥88,726	¥1,063,628	¥24,795	¥1,204,024	¥3,997,182

Individually evaluated for impairment	16,667	6,032	28,883	7,443	0	59,025
Not individually evaluated for impairment	1,599,342	82,694	1,034,745	17,352	1,204,024	3,938,157

	Six months ended September 30, 2017
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1	Direct financing leases	Total
Allowance for credit losses :
Beginning balance	¥18,599	¥2,951	¥21,079	¥6,061	¥10,537	¥59,227
Provision (reversal)	6,018	(268)	1,278	(209)	1,179	7,998
Charge-offs	(4,343)	(115)	(1,972)	(1,110)	(940)	(8,480)
Recoveries	376	0	90	63	2	531
Other *2	1	9	(1,430)	0	120	(1,300)

Ending balance	¥20,651	¥2,577	¥19,045	¥4,805	¥10,898	¥57,976

Individually evaluated for impairment	3,131	1,984	9,431	3,323	0	17,869
Not individually evaluated for impairment	17,520	593	9,614	1,482	10,898	40,107
Financing receivables :
Ending balance	¥1,676,208	¥87,454	¥984,754	¥21,998	¥1,214,698	¥3,985,112

Individually evaluated for impairment	18,409	5,443	25,193	5,703	0	54,748
Not individually evaluated for impairment	1,657,799	82,011	959,561	16,295	1,214,698	3,930,364

	Three months ended September 30, 2017
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1	Direct financing leases	Total
Allowance for credit losses :
Beginning balance	¥20,086	¥2,647	¥21,487	¥5,831	¥10,708	¥60,759
Provision (reversal)	2,558	(86)	148	(65)	804	3,359
Charge-offs	(2,254)	0	(1,216)	(1,002)	(688)	(5,160)
Recoveries	258	0	16	39	(12)	301
Other *2	3	16	(1,390)	2	86	(1,283)

Ending balance	¥20,651	¥2,577	¥19,045	¥4,805	¥10,898	¥57,976

Note: Loans held for sale are not included in the table above.

*1

Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2	Other mainly includes foreign currency translation adjustments and a decrease in allowance related to sales of loans.

In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors:

•	business characteristics and financial conditions of obligors;

•	current economic conditions and trends;

•	prior charge-off experience;

•	current delinquencies and delinquency trends; and

•	value of underlying collateral and guarantees.

The Company and its subsidiaries individually develop the allowance for credit losses for impaired loans. For non-impaired loans, including loans that are not individually evaluated for impairment, and direct financing leases, the Company and its subsidiaries evaluate prior charge-off experience as segmented by debtor’s industry and the purpose of the loans and develop the allowance for credit losses based on such prior charge-off experience as well as current economic conditions.

In common with all portfolio segments, a deterioration of debtors’ condition may increase the risk of delay in payments of principal and interest. For loans to consumer borrowers, the amount of the allowance for credit losses is changed by the variation of individual debtors’ creditworthiness and value of underlying collateral and guarantees, and the prior charge-off experience. For loans to corporate other borrowers and direct financing leases, the amount of the allowance for credit losses is changed by current economic conditions and trends, the value of underlying collateral and guarantees, and the prior charge-off experience in addition to the debtors’ creditworthiness.

The decline of the value of underlying collateral and guarantees may increase the risk of inability to collect from the loans and direct financing leases. Particularly for non-recourse loans for which cash flow from real estate is the source of repayment, their collection depends on the real estate collateral value, which may decline as a result of decrease in liquidity of the real estate market, rise in vacancy rate of rental properties, fall in rents and other factors. These risks may change the amount of the allowance for credit losses. For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, these risks may change the amount of the allowance for credit losses.

In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal, mainly based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.

The following table provides information about the impaired loans as of March 31, 2017 and September 30, 2017:

	March 31, 2017
		Millions of yen
Portfolio segment	Class	Loans individually evaluated for impairment	Unpaid principal balance	Related allowance
With no related allowance recorded *1 :		¥6,524	¥6,499	¥0
Consumer borrowers		973	956	0
	Housing loans	973	956	0
	Card loans	0	0	0
	Other	0	0	0
Corporate borrowers		5,439	5,431	0
Non-recourse loans	Japan	0	0	0
	The Americas	0	0	0
Other	Real estate companies	0	0	0
	Entertainment companies	8	2	0
	Other	5,431	5,429	0
Purchased loans		112	112	0
With an allowance recorded *2 :		52,501	51,153	20,068
Consumer borrowers		15,694	14,775	2,927
	Housing loans	3,271	2,796	1,202
	Card loans	4,102	4,091	616
	Other	8,321	7,888	1,109
Corporate borrowers		29,476	29,047	12,679
Non-recourse loans	Japan	203	202	35
	The Americas	5,829	5,829	2,079
Other	Real estate companies	7,212	7,154	1,638
	Entertainment companies	1,728	1,720	637
	Other	14,504	14,142	8,290
Purchased loans		7,331	7,331	4,462

Total :		¥59,025	¥57,652	¥20,068

Consumer borrowers		16,667	15,731	2,927

	Housing loans	4,244	3,752	1,202

	Card loans	4,102	4,091	616

	Other	8,321	7,888	1,109

Corporate borrowers		34,915	34,478	12,679

Non-recourse loans	Japan	203	202	35

	The Americas	5,829	5,829	2,079

Other	Real estate companies	7,212	7,154	1,638

	Entertainment companies	1,736	1,722	637

	Other	19,935	19,571	8,290

Purchased loans		7,443	7,443	4,462

	September 30, 2017
		Millions of yen
Portfolio segment	Class	Loans individually evaluated for impairment	Unpaid principal balance	Related allowance
With no related allowance recorded *1 :		¥8,726	¥8,660	¥0
Consumer borrowers		690	632	0
	Housing loans	690	632	0
	Card loans	0	0	0
	Other	0	0	0
Corporate borrowers		7,925	7,917	0
Non-recourse loans	Japan	0	0	0
	The Americas	0	0	0
Other	Real estate companies	2,869	2,869	0
	Entertainment companies	8	2	0
	Other	5,048	5,046	0
Purchased loans		111	111	0
With an allowance recorded *2 :		46,022	44,827	17,869
Consumer borrowers		17,719	17,003	3,131
	Housing loans	3,822	3,411	1,240
	Card loans	4,079	4,069	611
	Other	9,818	9,523	1,280
Corporate borrowers		22,711	22,503	11,415
Non-recourse loans	Japan	195	195	34
	The Americas	5,248	5,248	1,950
Other	Real estate companies	3,017	2,962	1,293
	Entertainment companies	1,642	1,631	614
	Other	12,609	12,467	7,524
Purchased loans		5,592	5,321	3,323

Total :		¥54,748	¥53,487	¥17,869

Consumer borrowers		18,409	17,635	3,131

	Housing loans	4,512	4,043	1,240

	Card loans	4,079	4,069	611

	Other	9,818	9,523	1,280

Corporate borrowers		30,636	30,420	11,415

Non-recourse loans	Japan	195	195	34

	The Americas	5,248	5,248	1,950

Other	Real estate companies	5,886	5,831	1,293

	Entertainment companies	1,650	1,633	614

	Other	17,657	17,513	7,524

Purchased loans		5,703	5,432	3,323

Note:	Loans held for sale are not included in the table above.
*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

The Company and its subsidiaries recognize installment loans other than purchased loans and loans to consumer borrowers as impaired loans when principal or interest is past-due 90 days or more, or it is probable that the Company and its subsidiaries will be unable to collect all amounts due according to the contractual terms of the loan agreements due to various debtor conditions, including insolvency filings, suspension of bank transactions, dishonored bills and deterioration of businesses. For non-recourse loans, in addition to these conditions, the Company and its subsidiaries perform an impairment review using financial covenants, acceleration clauses, loan-to-value ratios, and other relevant available information.

For purchased loans, the Company and its subsidiaries recognize them as impaired loans when it is probable that the Company and its subsidiaries will be unable to collect book values of the remaining investment due to factors such as a decline in the real estate collateral value and debtors’ creditworthiness since the acquisition of these loans.

The Company and its subsidiaries consider that loans to consumer borrowers, including housing loans, card loans and other, are impaired when terms of these loans are modified as troubled debt restructurings.

Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.

In common with all classes, impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-recourse loans, in principle, the estimated collectible amount is determined based on the fair value of the collateral securing the loans as they are collateral-dependent. Further for certain non-recourse loans, the estimated collectible amount is determined based on the present value of expected future cash flows. The fair value of the real estate collateral securing the loans is determined using appraisals prepared by independent third-party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. We generally obtain a new appraisal once a fiscal year. In addition, we periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions which may materially affect its fair value. For impaired purchased loans, the Company and its subsidiaries develop the allowance for credit losses based on the difference between the book value and the estimated collectible amount of such loans.

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for the six and three months ended September 30, 2016 and 2017:

	Six months ended September 30, 2016
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥14,533	¥143	¥112
	Housing loans	4,345	54	41
	Card loans	4,116	38	30
	Other	6,072	51	41
Corporate borrowers		42,096	353	304
Non-recourse loans	Japan	1,880	4	4
	The Americas	5,543	35	35
Other	Real estate companies	8,085	114	103
	Entertainment companies	2,292	38	38
	Other	24,296	162	124
Purchased loans		10,294	334	334

Total		¥66,923	¥830	¥750

	Six months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥17,385	¥243	¥173
	Housing loans	4,248	134	88
	Card loans	4,086	34	27
	Other	9,051	75	58
Corporate borrowers		32,972	106	102
Non-recourse loans	Japan	199	3	3
	The Americas	5,451	6	6
Other	Real estate companies	6,547	27	26
	Entertainment companies	1,691	28	27
	Other	19,084	42	40
Purchased loans		6,691	3	3

Total		¥57,048	¥352	¥278

	Three months ended September 30, 2016
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥14,748	¥65	¥58
	Housing loans	4,262	22	18
	Card loans	4,112	17	16
	Other	6,374	26	24
Corporate borrowers		38,906	194	157
Non-recourse loans	Japan	286	2	2
	The Americas	5,320	13	13
Other	Real estate companies	7,822	65	65
	Entertainment companies	2,224	19	19
	Other	23,254	95	58
Purchased loans		9,935	122	122

Total		¥63,589	¥381	¥337

	Three months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥17,745	¥149	¥103
	Housing loans	4,250	96	55
	Card loans	4,079	15	14
	Other	9,416	38	34
Corporate borrowers		32,001	50	47
Non-recourse loans	Japan	197	1	1
	The Americas	5,262	0	0
Other	Real estate companies	6,215	14	13
	Entertainment companies	1,669	14	13
	Other	18,658	21	20
Purchased loans		6,315	1	1

Total		¥56,061	¥200	¥151

Note: Loans held for sale are not included in the table above.

*	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

The following table provides information about the credit quality indicators as of March 31, 2017 and September 30, 2017:

	March 31, 2017
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,589,620	¥16,667	¥9,722	¥26,389	¥1,616,009
	Housing loans	1,273,603	4,244	1,685	5,929	1,279,532
	Card loans	264,559	4,102	1,346	5,448	270,007
	Other	51,458	8,321	6,691	15,012	66,470
Corporate borrowers		1,117,439	34,915	0	34,915	1,152,354
Non-recourse loans	Japan	12,555	203	0	203	12,758
	The Americas	70,139	5,829	0	5,829	75,968
Other	Real estate companies	313,947	7,212	0	7,212	321,159
	Entertainment companies	94,190	1,736	0	1,736	95,926
	Other	626,608	19,935	0	19,935	646,543
Purchased loans		17,352	7,443	0	7,443	24,795
Direct financing leases		1,192,424	0	11,600	11,600	1,204,024
	Japan	839,848	0	6,442	6,442	846,290
	Overseas	352,576	0	5,158	5,158	357,734

Total		¥3,916,835	¥59,025	¥21,322	¥80,347	¥3,997,182

	September 30, 2017
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,646,538	¥18,409	¥11,261	¥29,670	¥1,676,208
	Housing loans	1,329,989	4,512	1,691	6,203	1,336,192
	Card loans	262,073	4,079	1,632	5,711	267,784
	Other	54,476	9,818	7,938	17,756	72,232
Corporate borrowers		1,041,572	30,636	0	30,636	1,072,208
Non-recourse loans	Japan	17,971	195	0	195	18,166
	The Americas	64,040	5,248	0	5,248	69,288
Other	Real estate companies	332,051	5,886	0	5,886	337,937
	Entertainment companies	90,916	1,650	0	1,650	92,566
	Other	536,594	17,657	0	17,657	554,251
Purchased loans		16,295	5,703	0	5,703	21,998
Direct financing leases		1,201,961	0	12,737	12,737	1,214,698
	Japan	833,303	0	6,731	6,731	840,034
	Overseas	368,658	0	6,006	6,006	374,664

Total		¥3,906,366	¥54,748	¥23,998	¥78,746	¥3,985,112

Note: Loans held for sale are not included in the table above.

In common with all classes, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing assets. The category of non-performing assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, whose repayment is past-due 90 days or more, financing receivables modified as troubled debt restructurings, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing assets when considered impaired, while all the other loans are included in the category of performing assets.

Out of non-performing assets, the Company and its subsidiaries consider smaller balance homogeneous loans, including housing loans, card loans and other, which are not restructured and direct financing leases, as 90 days or more past-due financing receivables not individually evaluated for impairment, and consider the others as loans individually evaluated for impairment. After the Company and its subsidiaries have set aside provision for those non-performing assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the status of management of the debtors and other important factors in order to report to management and develop additional provision as necessary.

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2017 and September 30, 2017:

	March 31, 2017
		Millions of yen
		Past-due financing receivables
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables	Non-accrual
Consumer borrowers		¥6,433	¥12,971	¥19,404	¥1,616,009	¥12,971
	Housing loans	2,314	3,420	5,734	1,279,532	3,420
	Card loans	518	1,825	2,343	270,007	1,825
	Other	3,601	7,726	11,327	66,470	7,726
Corporate borrowers		4,902	15,224	20,126	1,152,354	24,474
Non-recourse loans	Japan	0	0	0	12,758	0
	The Americas	4,028	4,940	8,968	75,968	5,768
Other	Real estate companies	37	1,867	1,904	321,159	1,867
	Entertainment companies	0	140	140	95,926	140
	Other	837	8,277	9,114	646,543	16,699
Direct financing leases		4,834	11,600	16,434	1,204,024	11,600
	Japan	535	6,442	6,977	846,290	6,442
	Overseas	4,299	5,158	9,457	357,734	5,158

Total		¥16,169	¥39,795	¥55,964	¥3,972,387	¥49,045

	September 30, 2017
		Millions of yen
		Past-due financing receivables
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables	Non-accrual
Consumer borrowers		¥6,812	¥14,635	¥21,447	¥1,676,208	¥14,635
	Housing loans	2,069	3,441	5,510	1,336,192	3,441
	Card loans	555	2,122	2,677	267,784	2,122
	Other	4,188	9,072	13,260	72,232	9,072
Corporate borrowers		2,982	17,150	20,132	1,072,208	24,398
Non-recourse loans	Japan	0	0	0	18,166	0
	The Americas	725	5,248	5,973	69,288	5,248
Other	Real estate companies	36	4,244	4,280	337,937	4,244
	Entertainment companies	630	138	768	92,566	138
	Other	1,591	7,520	9,111	554,251	14,768
Direct financing leases		5,715	12,737	18,452	1,214,698	12,737
	Japan	479	6,731	7,210	840,034	6,731
	Overseas	5,236	6,006	11,242	374,664	6,006

Total		¥15,509	¥44,522	¥60,031	¥3,963,114	¥51,770

Note: Loans held for sale and purchased loans are not included in the table above.

In common with all classes, the Company and its subsidiaries consider financing receivables as past-due financing receivables when principal or interest is past-due 30 days or more. Loans whose terms have been modified are not classified as past-due financing receivables if the principals and interests are not past-due 30 days or more in accordance with the modified terms.

The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Cash repayments received on non-accrual loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual loans and lease receivables when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and lease receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that we consider are relevant in assessing the debtor’s creditworthiness, such as the debtor’s business characteristics and financial conditions as well as relevant economic conditions and trends.

The following table provides information about troubled debt restructurings of financing receivables that occurred during the six and three months ended September 30, 2016 and 2017:

	Six months ended September 30, 2016
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥5,309	¥3,993
	Housing loans	132	113
	Card loans	1,105	908
	Other	4,072	2,972
Corporate borrowers		453	453
Other	Other	453	453

Total		¥5,762	¥4,446

	Six months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥4,680	¥3,662
	Housing loans	11	11
	Card loans	1,075	853
	Other	3,594	2,798

Total		¥4,680	¥3,662

	Three months ended September 30, 2016
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥2,740	¥2,062
	Housing loans	¥121	¥108
	Card loans	516	418
	Other	2,103	1,536
Corporate borrowers		453	453
Other	Other	453	453

Total		¥3,193	¥2,515

	Three months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥2,472	¥1,935
	Card loans	544	430
	Other	1,928	1,505

Total		¥2,472	¥1,935

A troubled debt restructuring is defined as a restructuring of a financing receivable in which the creditor grants a concession to the debtor for economic or other reasons related to the debtor’s financial difficulties.

The Company and its subsidiaries offer various types of concessions to our debtors to protect as much of our investment as possible in troubled debt restructurings. For the debtors of non-recourse loans, the Company and its subsidiaries offer concessions including an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. For the debtors of all financing receivables other than non-recourse loans, the Company and its subsidiaries offer concessions such as a reduction of the loan principal, a temporary reduction in the interest payments, or an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. In addition, the Company and its subsidiaries may acquire collateral assets from the debtors in troubled debt restructurings to satisfy fully or partially the loan principal or past due interest.

In common with all portfolio segments, financing receivables modified as troubled debt restructurings are recognized as impaired and are individually evaluated for a valuation allowance. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the restructurings. However, as a result of the restructuring, the Company and its subsidiaries may recognize additional provision for the restructured receivables.

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from September 30, 2016 and for which there was a payment default during the six and three months ended September 30, 2016:

	Six months ended September 30, 2016
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥927
	Card loans	31
	Other	896

Total		¥927

	Three months ended September 30, 2016
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥452
	Card loans	11
	Other	441

Total		¥452

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from September 30, 2017 and for which there was a payment default during the six and three months ended September 30, 2017:

	Six months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥57
	Card loans	16
	Other	41

Total		¥57

	Three months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥43
	Card loans	12
	Other	31

Total		¥43

The Company and its subsidiaries consider financing receivables whose terms have been modified in a restructuring as defaulted receivables when principal or interest is past-due 90 days or more in accordance with the modified terms.

In common with all portfolio segments, the Company and its subsidiaries suspend accruing revenues and may recognize additional provision as necessary for the defaulted financing receivables.

As of March 31, 2017 and September 30, 2017, there were no foreclosed residential real estate properties. The carrying amounts of installment loans in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure were ¥324 million and ¥422 million as of March 31, 2017 and September 30, 2017, respectively.